#531245


  SAFECO COMMON STOCK TRUST              SAFECO TAX-EXEMPT BOND TRUST
 Safeco Large-Cap Value Fund              Safeco Municipal Bond Fund
  Safeco Core Equity Fund         Safeco Intermediate-Term Municipal Bond Fund
Safeco Large-Cap Growth Fund           Safeco California Tax-Free Income Fund
 Safeco Multi-Cap Core Fund
Safeco Small-Cap Value Fund
Safeco Growth Opportunities Fund          SAFECO TAXABLE BOND TRUST
   Safeco Balanced Fund           Safeco Intermediate-Term U.S. Government Fund
Safeco International Stock Fund          Safeco High-Yield Bond Fund




   SAFECO MANAGED BOND TRUST              SAFECO MONEY MARKET TRUST
Safeco Intermediate-Term Bond Fund         Safeco Money Market Fund
                                        Safeco Tax-Free Money Market Fund


                   SUPPLEMENT TO THE INVESTOR CLASS PROSPECTUS
                              DATED APRIL 30, 2004

                         SUPPLEMENT DATED AUGUST 3, 2004

The following supplements portfolio management information for the Funds, including the Management section on pages 54-55 regarding ownership of Safeco Asset Management Company:

Symetra Financial Corporation (formerly Occum Acquisition Corp.), which became the owner of Safeco Asset Management Company ("SAM") on August 2, 2004, has entered into an agreement (the "Agreement") with Pioneer Investment Management, Inc. ("Pioneer") pursuant to which Pioneer would acquire, among other things, all of SAM's investment management business relating to the Safeco mutual funds. Consummation of the transactions contemplated by the Agreement is subject to a number of conditions.

Interim Investment Advisory Agreements. Effective August 2, 2004 Pioneer is the investment adviser for the Safeco mutual funds pursuant to interim advisory agreements approved by the Boards of Trustees. The terms of the interim investment advisory agreements are substantially the same as the prior investment advisory agreements with SAM. The investment advisory agreements with SAM and its sub-advisory agreements with RCM Capital Management LLC and Bank of Ireland Asset Management (U.S.) Limited, in connection with the Safeco Large-Cap Growth Fund and the Safeco International Stock Fund respectively, have been terminated. The interim investment advisory agreements are subject to approval by shareholders of the Safeco mutual funds at shareholder meetings expected to be held this fall.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual fund, institutional, and other clients. As of June 30, 2004, assets under management were approximately $151 billion worldwide, including over $35 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating, in 1928, one of the first mutual funds. Information regarding the portfolio management teams at Pioneer who will be managing each of the Safeco mutual funds appears below.

     Safeco Large-Cap Value Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of J. Rodman Wright, who is assisted by Sean Gavin. Mr. Wright is a senior vice president, joined Pioneer in 1994, and has been an investment professional since 1988. Mr. Gavin joined Pioneer in 2002 and is a vice president.

     Safeco Core Equity Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of John
     A. Carey, who is assisted by Walter Hunnewell, Jr. Mr. Carey is an executive vice president, joined Pioneer in 2001, and has been an investment professional since 1979. Mr. Hunnewell is a vice president, joined Pioneer in 2001, and has been an investment professional since 1985.

     Safeco Large-Cap Growth Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of Christopher M. Galizio. Mr. Galizio is a vice president and joined Pioneer in 1994.

     Safeco Multi-Cap Core Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of J. Rodman Wright, who is assisted by Sean Gavin. Mr. Wright is a senior vice president, joined Pioneer in 1994, and has been an investment professional since 1988. Mr. Gavin joined Pioneer in 2002 and is a vice president.

     Safeco Small-Cap Value Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of David M. Adams, who is assisted by John McPherson. Mr. Adams is a vice president, joined Pioneer in 1994, and has been an investment professional since 1992. Mr. McPherson joined Pioneer in 2002 and is an assistant portfolio manager.

     Safeco Growth Opportunities Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of John
     A. Carey, Walter Hunnewell, Jr., and Andrew Acheson. Mr. Carey is an executive vice president, joined Pioneer in 2001, and has been an investment professional since 1979. Mr. Hunnewell is a vice president, joined Pioneer in 2001, and has been an investment professional since 1985. Mr. Acheson is a vice president, joined Pioneer as a portfolio manager in 2001, and has been an investment professional since 1994.

     Safeco Balanced Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of co-managers Timothy Mulrenan (equity securities) and Richard Schlanger (fixed income securities). Mr. Mulrenan joined Pioneer in 1997 and has managed portfolios since 1998. Mr. Schlanger joined Pioneer in 1988.

     Safeco International Stock Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of Christopher Smart. Mr. Smart is a senior vice president and the director of international investments and joined Pioneer in 1995.

     Safeco Municipal Bond Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. Mr. Taubes is a senior vice president, joined Pioneer in 1998, and has been an investment professional since 1982.

     Safeco Intermediate-Term Municipal Bond Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. Mr. Taubes is a senior vice president, joined Pioneer in 1998, and has been an investment professional since 1982.

     Safeco California Tax-Free Income Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. Mr. Taubes is a senior vice president, joined Pioneer in 1998, and has been an investment professional since 1982.

     Safeco Intermediate-Term U.S. Government Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. Mr. Taubes is a senior vice president, joined Pioneer in 1998, and has been an investment professional since 1982.

     Safeco Intermediate-Term Bond Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. Mr. Taubes is a senior vice president, joined Pioneer in 1998, and has been an investment professional since 1982.

     Safeco High-Yield Bond Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of Margaret D. Patel. Ms. Patel, a senior vice president, joined Pioneer as a vice president in August 1999 and has been an investment professional since 1972.

     Safeco Money Market Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. Mr. Taubes is a senior vice president, joined Pioneer in 1998, and has been an investment professional since 1982.

     Safeco Tax-Free Money Market Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. Mr. Taubes is a senior vice president, joined Pioneer in 1998, and has been an investment professional since 1982.

Fund Reorganizations. The Boards of Trustees for the Safeco mutual funds have approved the reorganization of each Safeco mutual fund into a corresponding Pioneer mutual fund. It is anticipated that shareholders of each Safeco mutual fund will be asked, at a meeting of shareholders to be held this fall, to consider the reorganization of that Safeco mutual fund with and into a new share class of a similar mutual fund managed by Pioneer. Pioneer is in the process of creating this new class of shares, and in some cases the Pioneer mutual fund, into which respective Safeco mutual funds will reorganize. Complete details of the proposed reorganizations will be sent to shareholders along with proxy materials. If the reorganization is approved by shareholders of a Safeco mutual fund, shareholders of that fund would become shareholders of the Pioneer mutual fund into which the Safeco mutual fund is reorganized. A list of each Safeco mutual fund and the existing Pioneer mutual fund or corresponding new Pioneer mutual fund with which it is expected to reorganize is set out below. The reorganizations are expected to be structured as tax-free transactions. Redemptions or transfers from a Safeco mutual fund prior to completion of the reorganization may result in tax consequences. You should consult with a competent tax adviser about your individual circumstances. Consummation of the reorganization of any Safeco mutual fund is subject to a number of conditions, including approval by shareholders of the Safeco mutual fund. The new Pioneer mutual funds that will result from the reorganizations are not yet available for sale.


     Safeco Mutual Fund                          Pioneer Mutual Fund
Safeco Large-Cap Value Fund                   Pioneer Value Fund
Safeco Core Equity Fund                       Pioneer Fund
Safeco Large-Cap Growth Fund                  Pioneer Growth Shares
Safeco Multi-Cap Core Fund                    Pioneer Mid Cap Value Fund
Safeco Small-Cap Value Fund                   Pioneer Small Cap Value Fund
Safeco Growth Opportunities Fund              New Pioneer Fund*
Safeco Balanced Fund                          Pioneer Balanced Fund
Safeco International Stock Fund               Pioneer International Equity Fund
Safeco Municipal Bond Fund                    New Pioneer Fund
Safeco Intermediate-Term Municipal Bond Fund  Pioneer Tax Free Income Fund
Safeco California Tax-Free Income Fund        New Pioneer Fund
Safeco Intermediate-Term U.S. Government      Pioneer America Income Trust
Fund
Safeco Intermediate-Term Bond Fund            Pioneer Bond Fund
Safeco High-Yield Bond Fund                   Pioneer High Yield Fund
Safeco Money Market Fund                      Pioneer Cash Reserves Fund
Safeco Tax-Free Money Market Fund             New Pioneer Fund

                            [Safeco Logo]

GMF-1258                                                                  8/04

                                                                       #531246

   SAFECO COMMON STOCK TRUST              SAFECO TAX-EXEMPT BOND TRUST
 Safeco Large-Cap Value Fund              Safeco Municipal Bond Fund
  Safeco Core Equity Fund         Safeco Intermediate-Term Municipal Bond Fund
Safeco Large-Cap Growth Fund           Safeco California Tax-Free Income Fund
 Safeco Multi-Cap Core Fund
Safeco Small-Cap Value Fund
Safeco Growth Opportunities Fund          SAFECO TAXABLE BOND TRUST
   Safeco Balanced Fund           Safeco Intermediate-Term U.S. Government Fund
Safeco International Stock Fund          Safeco High-Yield Bond Fund




   SAFECO MANAGED BOND TRUST              SAFECO MONEY MARKET TRUST
Safeco Intermediate-Term Bond Fund         Safeco Money Market Fund
                                        Safeco Tax-Free Money Market Fund



         SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS DATED APRIL 30, 2004

                         SUPPLEMENT DATED AUGUST 3, 2004

The following supplements portfolio management information for the Funds, including the Management section on pages 74-75 regarding ownership of Safeco Asset Management Company:

Symetra Financial Corporation (formerly Occum Acquisition Corp.), which became the owner of Safeco Asset Management Company ("SAM") on August 2, 2004, has entered into an agreement (the "Agreement") with Pioneer Investment Management, Inc. ("Pioneer") pursuant to which Pioneer would acquire, among other things, all of SAM's investment management business relating to the Safeco mutual funds. Consummation of the transactions contemplated by the Agreement is subject to a number of conditions.

Interim Investment Advisory Agreements. Effective August 2, 2004 Pioneer is the investment adviser for the Safeco mutual funds pursuant to interim advisory agreements approved by the Boards of Trustees. The terms of the interim investment advisory agreements are substantially the same as the prior investment advisory agreements with SAM. The investment advisory agreements with SAM and its sub-advisory agreements with RCM Capital Management LLC and Bank of Ireland Asset Management (U.S.) Limited, in connection with the Safeco Large-Cap Growth Fund and the Safeco International Stock Fund respectively, have been terminated. The interim investment advisory agreements are subject to approval by shareholders of the Safeco mutual funds at shareholder meetings expected to be held this fall.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual fund, institutional, and other clients. As of June 30, 2004, assets under management were approximately $151 billion worldwide, including over $35 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating, in 1928, one of the first mutual funds. Information regarding the portfolio management teams at Pioneer who will be managing each of the Safeco mutual funds appears below.

     Safeco Large-Cap Value Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of J. Rodman Wright, who is assisted by Sean Gavin. Mr. Wright is a senior vice president, joined Pioneer in 1994, and has been an investment professional since 1988. Mr. Gavin joined Pioneer in 2002 and is a vice president.

     Safeco Core Equity Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of John
     A. Carey, who is assisted by Walter Hunnewell, Jr. Mr. Carey is an executive vice president, joined Pioneer in 2001, and has been an investment professional since 1979. Mr. Hunnewell is a vice president, joined Pioneer in 2001, and has been an investment professional since 1985.

     Safeco Large-Cap Growth Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of Christopher M. Galizio. Mr. Galizio is a vice president and joined Pioneer in 1994.

     Safeco Multi-Cap Core Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of J. Rodman Wright, who is assisted by Sean Gavin. Mr. Wright is a senior vice president, joined Pioneer in 1994, and has been an investment professional since 1988. Mr. Gavin joined Pioneer in 2002 and is a vice president.

     Safeco Small-Cap Value Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of David M. Adams, who is assisted by John McPherson. Mr. Adams is a vice president, joined Pioneer in 1994, and has been an investment professional since 1992. Mr. McPherson joined Pioneer in 2002 and is an assistant portfolio manager.

     Safeco Growth Opportunities Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of John
     A. Carey, Walter Hunnewell, Jr., and Andrew Acheson. Mr. Carey is an executive vice president, joined Pioneer in 2001, and has been an investment professional since 1979. Mr. Hunnewell is a vice president, joined Pioneer in 2001, and has been an investment professional since 1985. Mr. Acheson is a vice president, joined Pioneer as a portfolio manager in 2001, and has been an investment professional since 1994.

     Safeco Balanced Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of co-managers Timothy Mulrenan (equity securities) and Richard Schlanger (fixed income securities). Mr. Mulrenan joined Pioneer in 1997 and has managed portfolios since 1998. Mr. Schlanger joined Pioneer in 1988.

     Safeco International Stock Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of Christopher Smart. Mr. Smart is a senior vice president and director of international investments and joined Pioneer in 1995.

     Safeco Municipal Bond Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. Mr. Taubes is a senior vice president, joined Pioneer in 1998, and has been an investment professional since 1982.

     Safeco Intermediate-Term Municipal Bond Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. Mr. Taubes is a senior vice president, joined Pioneer in 1998, and has been an investment professional since 1982.

     Safeco California Tax-Free Income Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. Mr. Taubes is a senior vice president, joined Pioneer in 1998, and has been an investment professional since 1982.

     Safeco Intermediate-Term U.S. Government Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. Mr. Taubes is a senior vice president, joined Pioneer in 1998, and has been an investment professional since 1982.

     Safeco Intermediate-Term Bond Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. Mr. Taubes is a senior vice president, joined Pioneer in 1998, and has been an investment professional since 1982.

     Safeco High-Yield Bond Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of Margaret D. Patel. Ms. Patel, a senior vice president, joined Pioneer as a vice president in August 1999 and has been an investment professional since 1972.

     Safeco Money Market Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. Mr. Taubes is a senior vice president, joined Pioneer in 1998, and has been an investment professional since 1982.

Fund Reorganizations.The Boards of Trustees for the Safeco mutual funds have approved the reorganization of each Safeco mutual fund into a corresponding Pioneer mutual fund. It is anticipated that shareholders of each Safeco mutual fund will be asked, at a meeting of shareholders to be held this fall, to consider the reorganization of that Safeco mutual fund with and into a new share class of a similar mutual fund managed by Pioneer. Pioneer is in the process of creating this new class of shares, and in some cases the Pioneer mutual fund, into which respective Safeco mutual funds will reorganize. Complete details of the proposed reorganizations will be sent to shareholders along with proxy materials. If the reorganization is approved by shareholders of a Safeco mutual fund, shareholders of that fund would become shareholders of the Pioneer mutual fund into which the Safeco mutual fund is reorganized. A list of each Safeco mutual fund and the existing Pioneer mutual fund or corresponding new Pioneer mutual fund with which it is expected to reorganize is set out below. The reorganizations are expected to be structured as tax-free transactions. Redemptions or transfers from a Safeco mutual fund prior to completion of the reorganization may result in tax consequences. You should consult with a competent tax adviser about your individual circumstances. Consummation of the reorganization of any Safeco mutual fund is subject to a number of conditions, including approval by shareholders of the Safeco mutual fund. The new Pioneer mutual funds that will result from the reorganizations are not yet available for sale.


             Safeco Mutual Fund                        Pioneer Mutual Fund
Safeco Large-Cap Value Fund                   Pioneer Value Fund
Safeco Core Equity Fund                       Pioneer Fund
Safeco Large-Cap Growth Fund                  Pioneer Growth Shares
Safeco Multi-Cap Core Fund                    Pioneer Mid Cap Value Fund
Safeco Small-Cap Value Fund                   Pioneer Small Cap Value Fund
Safeco Growth Opportunities Fund              New Pioneer Fund
Safeco Balanced Fund                          Pioneer Balanced Fund
Safeco International Stock Fund               Pioneer International Equity Fund
Safeco Municipal Bond Fund                    New Pioneer Fund
Safeco Intermediate-Term Municipal Bond Fund  Pioneer Tax Free Income Fund
Safeco California Tax-Free Income Fund        New Pioneer Fund
Safeco Intermediate-Term U.S. Government      Pioneer America Income Trust
Fund
Safeco Intermediate-Term Bond Fund            Pioneer Bond Fund
Safeco High-Yield Bond Fund                   Pioneer High Yield Fund
Safeco Money Market Fund                      Pioneer Cash Reserves Fund

                           [Safeco Logo]
GMF-4508                                                                  8/04

                            SAFECO COMMON STOCK TRUST
                         Safeco International Stock Fund

      SUPPLEMENT TO THE INSTITUTIONAL CLASS PROSPECTUS DATED APRIL 30, 2004


                         SUPPLEMENT DATED AUGUST 3, 2004

The following supplements portfolio management information for the Fund, including the Management section on pages 5-6 regarding ownership of Safeco Asset Management Company:

Symetra Financial Corporation (formerly Occum Acquisition Corp.), which became the owner of Safeco Asset Management Company ("SAM") on August 2, 2004, has entered into an agreement (the "Agreement") with Pioneer Investment Management, Inc. ("Pioneer") pursuant to which Pioneer would acquire, among other things, all of SAM's investment management business relating to the Fund. Consummation of the transactions contemplated by the Agreement is subject to a number of conditions.

Interim Investment Advisory Agreement. Effective August 2, 2004 Pioneer is the investment adviser for the Fund pursuant to the interim advisory agreement approved by the Board of Trustees. The terms of the interim investment advisory agreements are substantially the same as the prior investment advisory agreement with SAM. The investment advisory agreement with SAM and its sub-advisory agreement with Bank of Ireland Asset Management (U.S.) Limited, in connection with the Fund have been terminated. The interim investment advisory agreement is subject to approval by shareholders of the Fund at a shareholder meeting expected to be held this fall.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual fund, institutional, and other clients. As of June 30, 2004, assets under management were approximately $151 billion worldwide, including over $35 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating, in 1928, one of the first mutual funds. Information regarding the portfolio management team at Pioneer who will be managing the Fund appears below.

     Safeco International Stock Fund
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of Christopher Smart. Mr. Smart is a senior vice president and director of international investments and joined Pioneer in 1995.

Fund Reorganization. The Board of Trustees for the Fund has approved the reorganization of the Fund into a corresponding Pioneer mutual fund. It is anticipated that Fund's shareholders will be asked, at a shareholder meeting to be held this fall, to consider the reorganization of the Fund with and into a new share class of the Pioneer International Equity Fund managed by Pioneer. Pioneer is in the process of creating this new class of shares. Complete details of the proposed reorganization will be sent to shareholders along with proxy materials. If the reorganization is approved by shareholders, shareholders of the Fund would become shareholders of the Pioneer International Equity Fund. The reorganization is expected to be structured as a tax-free transaction. Redemptions from the Fund prior to completion of the reorganization may result in tax consequences. You should consult with a competent tax adviser about your individual circumstances. Consummation of the reorganization of the Fund is subject to a number of conditions, including approval by the Fund's shareholders.






                            [Safeco Logo]


GMF-4510                                                                 8/04